LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES

The Company leases buildings which it uses for corporate purposes and the production and sale of cannabis products. In accordance with ASC 842, lease liability is initially measured at the present value of total lease payments, discounted using a discount rate set to the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company uses an estimated incremental borrowing rate. Total lease payments are comprised of (i) fixed lease payments less any incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise of purchase options, if the lessee is reasonably certain to exercise the options; (v) payments of penalties for early termination of a lease unless the Company is reasonably certain not to terminate early. The incremental borrowing rate is determined using estimates which are based on the information available at commencement date.
An ROU asset is measured at the initial amount of the lease liability, plus initial direct costs and lease payments at or before the commencement date, less any lease incentives received.
Operating leases may contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise. Both ROU assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants. For finance leases, lease costs are comprised of straight-line amortization of the ROU asset and the interest portion of lease payments which are recorded to depreciation and amortization and interest expense, respectively, on the Consolidated Statements of Operations. Finance lease ROU assets are amortized based on the lesser of the lease term and the useful life of the leased asset according to the capital asset accounting policy. If ownership of the ROU assets transfers to the Company at the end of the lease term or if the Company is reasonably certain to exercise a purchase option, amortization is calculated using the estimated useful life of the leased asset.
The following table presents components of lease cost (in thousands):

	Year Ended December 31,
	2025	2024
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$815	$603
Interest on Lease Liabilities	272	258
Operating Lease Cost	1,760	2,563
Short-Term Lease Costs	1,372	1,217
Total Lease Expenses	$4,219	$4,641
Additional information related to the Company’s leases is as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2025	2024
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$276	$252
Operating Cash Flows from Operating Leases	$2,030	$2,501
Financing Cash Flows from Finance Leases	$1,013	$478

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$403	$1,293
Recognition of Right-of-Use Assets for Operating Leases	$—	$825

Weighted-Average Remaining Lease Term (Years) - Finance Leases	2	3
Weighted-Average Remaining Lease Term (Years) - Operating Leases	4	6
Weighted-Average Discount Rate - Finance Leases	11.79%	12.03%
Weighted-Average Discount Rate - Operating Leases	12.78%	11.60%
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2026	$1,447	$93	$1,011	$2,551
2027	1,164	93	825	2,082
2028	537	93	332	962
2029	542	93	32	667
2030	548	93	—	641
Thereafter	511	1	—	512
Total Future Minimum Lease Payments	4,749	466	2,200	7,415
Less: Imputed Interest	(1,096)	(135)	(278)	(1,509)
Present Value of Lease Liability	3,653	331	1,922	5,906
Less: Current Portion of Lease Liability	(1,068)	(48)	(836)	(1,952)
Present Value of Lease Liability, Net of Current Portion	$2,585	$283	$1,086	$3,954
As of December 31, 2025, the Company leases certain business facilities from related parties and third parties under non-cancellable operating lease agreements that specify minimum rentals. The lease terms included in the determination of the operating lease liabilities and future minimum rental payments reflect only the non-cancellable period of the leases and exclude periods covered by options to extend for which the Company is not reasonably certain it will exercise such options. These non-cancellable operating leases require monthly payments ranging from $800 to $25 thousand and expire through November 2032. Certain lease monthly payments related to non-cancellable operating leases may escalate up to 4.0% each year. In such cases, the variability in lease payments is included within the current and noncurrent operating lease liabilities.